American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
July 31, 2021

Sustainable Equity - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.9%
Lockheed Martin Corp.	90,731	33,721,991
Air Freight and Logistics — 1.4%
Expeditors International of Washington, Inc.	122,285	15,683,051
United Parcel Service, Inc., Class B	182,148	34,855,842
		50,538,893
Auto Components — 1.1%
Aptiv plc(1)	242,050	40,386,042
Automobiles — 0.5%
Tesla, Inc.(1)	27,061	18,596,319
Banks — 4.1%
Bank of America Corp.	1,257,085	48,221,781
JPMorgan Chase & Co.	412,054	62,541,556
Regions Financial Corp.	1,937,548	37,297,799
		148,061,136
Beverages — 1.4%
PepsiCo, Inc.	330,608	51,888,926
Biotechnology — 1.4%
AbbVie, Inc.	113,977	13,255,525
Amgen, Inc.	107,128	25,875,697
Vertex Pharmaceuticals, Inc.(1)	52,825	10,648,464
		49,779,686
Building Products — 1.9%
Johnson Controls International plc	622,880	44,486,090
Masco Corp.	378,372	22,592,592
		67,078,682
Capital Markets — 4.8%
Ameriprise Financial, Inc.	80,779	20,805,439
BlackRock, Inc.	38,532	33,413,794
Intercontinental Exchange, Inc.	147,009	17,616,089
Morgan Stanley	639,044	61,335,443
S&P Global, Inc.	94,303	40,429,582
		173,600,347
Chemicals — 2.8%
Air Products and Chemicals, Inc.	57,162	16,635,857
Ecolab, Inc.	78,872	17,417,304
Linde plc	144,018	44,269,693
Sherwin-Williams Co. (The)	76,078	22,140,980
		100,463,834
Communications Equipment — 1.1%
Cisco Systems, Inc.	722,600	40,010,362
Consumer Finance — 0.8%
American Express Co.	168,732	28,773,868
Containers and Packaging — 0.5%
Ball Corp.	228,005	18,441,044
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	255,090	14,228,920
Electric Utilities — 1.7%
NextEra Energy, Inc.	803,818	62,617,422

Electrical Equipment — 1.2%
Eaton Corp. plc	159,852	25,264,609
Rockwell Automation, Inc.	55,612	17,096,241
		42,360,850
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	155,546	28,519,359
Cognex Corp.	198,041	17,904,887
Keysight Technologies, Inc.(1)	191,402	31,495,199
		77,919,445
Energy Equipment and Services — 0.5%
Schlumberger NV	658,533	18,985,506
Entertainment — 2.1%
Activision Blizzard, Inc.	172,232	14,402,040
Walt Disney Co. (The)(1)	348,320	61,311,286
		75,713,326
Equity Real Estate Investment Trusts (REITs) — 2.0%
Prologis, Inc.	564,442	72,271,154
Food and Staples Retailing — 1.4%
Costco Wholesale Corp.	45,975	19,756,377
Sysco Corp.	414,565	30,760,723
		50,517,100
Food Products — 0.8%
Beyond Meat, Inc.(1)(2)	5,461	670,065
Mondelez International, Inc., Class A	422,057	26,699,326
Vital Farms, Inc.(1)(2)	137,421	2,392,499
		29,761,890
Health Care Equipment and Supplies — 2.1%
Edwards Lifesciences Corp.(1)	316,583	35,542,773
Medtronic plc	231,537	30,403,124
ResMed, Inc.	30,885	8,394,543
		74,340,440
Health Care Providers and Services — 3.8%
Cigna Corp.	176,711	40,553,408
CVS Health Corp.	380,876	31,368,947
Humana, Inc.	35,643	15,178,928
UnitedHealth Group, Inc.	116,083	47,851,734
		134,953,017
Hotels, Restaurants and Leisure — 2.0%
Booking Holdings, Inc.(1)	9,747	21,231,500
Chipotle Mexican Grill, Inc.(1)	11,716	21,832,063
Expedia Group, Inc.(1)	169,868	27,326,665
		70,390,228
Household Products — 1.5%
Colgate-Palmolive Co.	195,954	15,578,343
Procter & Gamble Co. (The)	272,979	38,825,803
		54,404,146
Industrial Conglomerates — 1.3%
Honeywell International, Inc.	205,009	47,929,054
Insurance — 1.8%
Aflac, Inc.	222,017	12,210,935
Marsh & McLennan Cos., Inc.	115,955	17,070,895
Prudential Financial, Inc.	157,551	15,799,214
Travelers Cos., Inc. (The)	134,134	19,975,236
		65,056,280

Interactive Media and Services — 6.4%
Alphabet, Inc., Class A(1)	65,746	177,154,569
Facebook, Inc., Class A(1)	148,865	53,040,600
		230,195,169
Internet and Direct Marketing Retail — 3.9%
Amazon.com, Inc.(1)	42,303	140,767,040
IT Services — 5.5%
Accenture plc, Class A	131,283	41,705,983
Mastercard, Inc., Class A	129,500	49,979,230
PayPal Holdings, Inc.(1)	200,755	55,314,025
Visa, Inc., Class A	213,068	52,497,825
		199,497,063
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	254,454	38,989,986
Thermo Fisher Scientific, Inc.	65,702	35,479,737
		74,469,723
Machinery — 1.7%
Cummins, Inc.	117,282	27,221,152
Parker-Hannifin Corp.	112,009	34,950,168
		62,171,320
Media — 0.6%
Comcast Corp., Class A	382,795	22,519,830
Multiline Retail — 0.6%
Target Corp.	77,004	20,101,894
Oil, Gas and Consumable Fuels — 1.0%
ConocoPhillips	635,873	35,647,040
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	53,224	17,767,768
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	536,744	36,428,815
Merck & Co., Inc.	419,373	32,237,203
Novo Nordisk A/S, B Shares	172,767	15,993,261
Zoetis, Inc.	160,956	32,625,781
		117,285,060
Professional Services — 0.3%
IHS Markit Ltd.	89,583	10,466,878
Road and Rail — 1.2%
Norfolk Southern Corp.	92,214	23,775,536
Union Pacific Corp.	88,498	19,359,822
		43,135,358
Semiconductors and Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.(1)	191,277	20,311,705
Applied Materials, Inc.	219,695	30,741,921
ASML Holding NV	57,400	43,875,628
NVIDIA Corp.	353,040	68,839,270
Texas Instruments, Inc.	199,007	37,934,714
		201,703,238
Software — 9.8%
Adobe, Inc.(1)	58,940	36,638,872
Microsoft Corp.	1,000,952	285,181,234
salesforce.com, Inc.(1)	91,019	22,020,227
Workday, Inc., Class A(1)	32,492	7,616,125
		351,456,458
Specialty Retail — 3.2%
Home Depot, Inc. (The)	249,891	82,011,727

TJX Cos., Inc. (The)	346,067	23,812,870
Tractor Supply Co.	55,180	9,983,718
		115,808,315
Technology Hardware, Storage and Peripherals — 4.0%
Apple, Inc.	989,439	144,319,573
Textiles, Apparel and Luxury Goods — 1.9%
NIKE, Inc., Class B	308,550	51,685,211
VF Corp.	201,656	16,172,811
		67,858,022
TOTAL COMMON STOCKS (Cost $2,335,115,309)		3,567,959,657
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $10,057,980), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $9,859,273)		9,859,257
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $25,142,025), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $24,649,041)		24,649,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,164,544	3,164,544
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,672,801)		37,672,801
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $27,881)	27,881	27,881
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,372,815,991)		3,605,660,339
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,943,490)
TOTAL NET ASSETS — 100.0%		$3,599,716,849

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	737,743	USD	877,619	Credit Suisse AG	9/30/21	$(1,466)
EUR	782,472	USD	925,789	Credit Suisse AG	9/30/21	3,485
EUR	980,566	USD	1,158,275	Goldman Sachs & Co.	9/30/21	6,258
USD	33,811,377	EUR	28,347,413	Credit Suisse AG	9/30/21	145,631
USD	1,100,138	EUR	920,109	Credit Suisse AG	9/30/21	7,404
USD	913,289	EUR	773,305	Credit Suisse AG	9/30/21	(5,098)
USD	1,018,575	EUR	861,710	Credit Suisse AG	9/30/21	(4,802)
USD	1,838,606	EUR	1,559,992	Credit Suisse AG	9/30/21	(14,060)
USD	1,053,752	EUR	891,424	Credit Suisse AG	9/30/21	(4,914)
						$132,438

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	119	September 2021	$26,117,525	$(27,998)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,156. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $27,881.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,508,090,768	59,868,889	—
Temporary Cash Investments	3,164,544	34,508,257	—
Temporary Cash Investments - Securities Lending Collateral	27,881	—	—
	3,511,283,193	94,377,146	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	162,778	—
Liabilities
Other Financial Instruments
Futures Contracts	27,998	—	—
Forward Foreign Currency Exchange Contracts	—	30,340	—
	27,998	30,340	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.